Condensed Statement of Cash Flows - USD ($)		3 Months Ended
	Jan. 18, 2021	Mar. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (10,484)	$ 998,092
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities		(1,408,333)
Offering costs associated with issuance of warrants		275,622
Changes in operating assets and liabilities:
Prepaid expenses	10,484	(1,038,070)
Accounts payable		32,960
Accounts payable - related party		9,677
Accrued expenses		4,767
Net cash used in operating activities	0	(1,125,285)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(275,000,000)
Net cash used in investing activities		(275,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		111,835
Repayment of note payable to related party		(111,835)
Proceeds received from initial public offering, gross		275,000,000
Proceeds received from private placement		8,000,000
Offering costs paid		(6,070,576)
Net cash provided by financing activities		276,929,424
Net increase in cash	0	804,139
Cash - beginning of the period	0	0
Cash - end of the period	0	804,139
Supplemental disclosure of noncash activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	25,000
Offering costs included in accrued expenses	$ 35,000	85,000
Deferred underwriting commissions		9,625,000
Initial value of Class A ordinary shares subject to possible redemption		253,038,210
Change in value of Class A ordinary shares subject to possible redemption		$ 1,326,590